Average Annual Total Returns - Nationwide Core Plus Bond Fund	Class A Shares 1 Year	Class A Shares 5 Years	Class A Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 5 Years	Class R6 Shares 10 Years	Class R6 Shares After Taxes on Distributions 1 Year	Class R6 Shares After Taxes on Distributions 5 Years	Class R6 Shares After Taxes on Distributions 10 Years	Class R6 Shares After Taxes on Distributions and Sales of Shares 1 Year	Class R6 Shares After Taxes on Distributions and Sales of Shares 5 Years	Class R6 Shares After Taxes on Distributions and Sales of Shares 10 Years	Institutional Service Class Shares 1 Year	Institutional Service Class Shares 5 Years	Institutional Service Class Shares 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (The Index does not pay sales charges, fees, expenses or taxes.) 10 Years
Total	3.67%	3.77%	3.78%	8.61%	5.07%	4.51%	6.67%	3.54%	2.97%	5.09%	3.21%	2.84%	8.54%	4.95%	4.46%	7.51%	4.44%	3.84%